Employee Benefits Expenses (Tables)	6 Months Ended
Jun. 30, 2025
Employee Benefits Expenses [Abstract]
Schedule of Employee Benefits Expenses
	Six months ended June 30, 2025	Six months ended June 30, 2024
	USD	USD
Directors’ emoluments	391,719	269,261
Directors’ fee	56,439	-
Short term employment benefits	874,498	403,617
Defined contribution plan	115,822	86,339
Other employee benefits	110,708	1,777
	1,549,186	760,994